Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	100 Months Ended	102 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025 [2]	Jul. 31, 2025 [3]	Jul. 31, 2025
American High-Income Municipal Bond Fund® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	(3.67%)	1.04%			2.90%
American High-Income Municipal Bond Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	(1.59%)	1.09%			2.70%
American High-Income Municipal Bond Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	(2.09%)	1.60%	3.07%
American High-Income Municipal Bond Fund® - Class F1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class F-1
Average Annual Return, Percent	[1]	0.08%	1.79%			3.25%
American High-Income Municipal Bond Fund® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class F-2
Average Annual Return, Percent	[1]	0.34%	2.06%			3.52%
American High-Income Municipal Bond Fund® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class F-3
Average Annual Return, Percent	[1]	0.45%	2.17%		3.61%
American High-Income Municipal Bond Fund® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class R-6
Average Annual Return, Percent	[1]	0.45%	2.17%			3.63%
Without Sales Load [Member] | American High-Income Municipal Bond Fund® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	0.09%	1.82%			3.30%
Without Sales Load [Member] | American High-Income Municipal Bond Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	(0.63%)	1.09%			2.70%
Without Sales Load [Member] | American High-Income Municipal Bond Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	0.40%	2.12%	3.39%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	0.00%	0.13%	1.97%	2.11%	2.11%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.